UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER DISTRIBUTION REPORT

PURSUANT TO SECTION 13 OR 15(d)

OF THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from

September 23, 2014 to October 20, 2014

Commission File Number of issuing entity: 333-160515-07

Volkswagen Auto Lease Trust 2012-A

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-160515

Volkswagen Auto Lease/Loan Underwritten Funding, LLC

(Exact name of depositor as specified in its charter)

Delaware Delaware	27-6863323 11-365048-3
State or other jurisdiction of incorporation or organization of the issuing entity	(I.R.S. Employer Identification Nos. for issuing entity and depositor, respectively)

2200 Ferdinand Porsche Drive, Herndon, Virginia	20171
(Address of principal executive offices of the issuing entity)	(Zip Code)

(703) 364-7000

(Telephone number, including area code)

N/A

(Former name, former address, if changed since last report)

	Registered/reporting pursuant to (check one)			Name of exchange (If Section 12(b))
Title of class	Section 12(b)	Section 12(g)	Section 15(d)
Auto Lease Asset Backed Notes, Series 2012-A, Class A-1 Notes, Class A-2 Notes, Class A-3 Notes and Class A-4 Notes	☐	☐	☒	___________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☒    No  ☐

PART I—DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

Response to Item 1 is set forth in Exhibit 99.1.

No assets securitized by VW Credit, Inc. (the “Securitizer”) and held by Volkswagen Auto Lease Trust 2012-A were the subject of a demand to repurchase or replace for breach of the representations and warranties during the distribution period from September 23, 2014 to October 20, 2014. Please refer to the Form ABS-15G filed by the Securitizer on February 14, 2014 for additional information. The CIK number of the Securitizer is 0000833733.

PART II—OTHER INFORMATION

Item 2. Legal Proceedings.

Not applicable

Item 3. Sales of Securities and Use of Proceeds.

Not applicable

Item 4. Defaults Upon Senior Securities.

Not applicable

Item 5. Submission of Matters to a Vote of Security Holders.

Not applicable

Item 6. Significant Obligors of Pool Assets.

Not applicable

Item 7. Significant Enhancement Provider Information.

Not applicable

Item 8. Other Information.

Not applicable

Item 9. Exhibits.

Exhibit 99.1     Monthly Distribution Report

Signature

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

October 20, 2014	VOLKSWAGEN AUTO LEASE TRUST 2012-A

By VW Credit, Inc. as Servicer

	By:	/s/ Ina Reetz
	Name:	Ina Reetz
	Title:	General Manager Financial Reporting